VARIABLE INTEREST ENTITIES ("VIE") - Summary of Bareboat Charters (Details) - Variable Interest Entity, Primary Beneficiary $ in Thousands	Dec. 31, 2015 USD ($)
ICBC Finance Leasing Co. Ltd Agreement | Golar Glacier
Variable Interest Entity [Line Items]
2016	$ 17,147
2017	17,100
2018	17,100
2019	17,100
2020	17,147
2021 and thereafter	64,137
ICBC Finance Leasing Co. Ltd Agreement | Golar Kelvin
Variable Interest Entity [Line Items]
2016	17,147
2017	17,100
2018	17,100
2019	17,100
2020	17,147
2021 and thereafter	66,995
ICBC Finance Leasing Co. Ltd Agreement | Golar Snow
Variable Interest Entity [Line Items]
2016	17,147
2017	17,100
2018	17,100
2019	17,100
2020	17,147
2021 and thereafter	66,995
ICBC Finance Leasing Co. Ltd Agreement | Golar Ice
Variable Interest Entity [Line Items]
2016	17,147
2017	17,100
2018	17,100
2019	17,100
2020	17,147
2021 and thereafter	69,899
CMBL Lessor VIE | Golar Tundra
Variable Interest Entity [Line Items]
2016	12,729
2017	12,729
2018	12,729
2019	12,729
2020	12,729
2021 and thereafter	$ 61,522